Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Textual) [Abstract]
Minimum amount to be considered to improve position	$ 2.5
Number of days assets in excess remain past due	More than 90 days
Written policies regarding adequate allowance for loan and lease losses for all foreclosed real estate and nonaccrual and delinquent loans	Excess of $2.5 million